Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 554,075	$ 541,718
Less accumulated depreciation and amortization of property and equipment	179,932	171,965
Property and equipment, net	374,143	369,753
Depreciation and amortization expense of property and equipment	64,918	60,124	$ 55,023
Land
Property, Plant and Equipment [Line Items]
Property and equipment	1,571	1,942
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	$ 26,236	$ 33,996
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	25 years	25 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	30 years	30 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 197,186	$ 204,102
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	2 years	2 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	10 years	10 years
Software
Property, Plant and Equipment [Line Items]
Property and equipment	$ 248,137	$ 224,766
Software | Minimum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	2 years	5 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	10 years	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 20,458	$ 19,399
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	3 years	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	15 years	15 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,705	$ 3,809
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	3 years	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Range of Useful Lives in Years	7 years	7 years
Work in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 56,782	$ 53,704